Stock-Based Compensation (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
2011 Long Term Incentive Plan
Shares available for future grants	531,600
Stock-based compensation expense	$ 133	$ 126
Stock-based compensation expense unrecognized in the statement of earnings	$ 300